INVESTMENTS IN AFFILIATED COMPANIES (Details Textual) (Noncurrent Assets [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Noncurrent Assets [Member]
Equity Method Investment Summarized Financial Information Other Intangibles and Goodwill	$ 398	$ 23,521